Cost of revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Other Income And Expenses [Abstract]
Cost of revenue

20. Cost of revenue

Cost of revenue consists of the following:

	Three months ended March 31,
	2017	2018
Personnel expenses	$269,189	$310,132
Operational expenses	102,716	121,357
Depreciation and amortization	11,432	12,835
	$383,337	$444,324

21. Cost of revenue

Cost of revenue consists of the following:

	Year ended December 31,
	2015	2016	2017
Personnel expenses	$1,013,209	$1,061,501	$1,155,745
Operational expenses	432,535	446,922	481,012
Depreciation and amortization	47,803	46,284	46,947
	$1,493,547	$1,554,707	$1,683,704